UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07153

T. Rowe Price Fixed Income Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

Item 1: Report to Shareholders

Prime Reserve Portfolio	December 31, 2009

Highlights

• Yields on U.S. Treasury bills and other money market securities slipped to historic lows in 2009, as the Federal Reserve kept the fed funds target rate near 0%.

• The Prime Reserve Portfolio, like many other money funds throughout the mutual fund industry, recorded extremely low returns in the 6- and 12-month periods ended December 31, 2009.

• We have shifted the portfolio’s composition to capture quickly disappearing yields. Municipal money market securities, higher-quality securities issued by banks, and receivables-backed issues represent major portfolio investments.

• We are optimistic that money markets will provide better returns for investors as credit market conditions return to normal and accommodative Fed policies end. In any event, stability, quality, and liquidity remain our primary goals.

The views and opinions in this report were current as of December 31, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Manager’s Letter
T. Rowe Price Prime Reserve Portfolio

Dear Investor

The economy showed signs of improvement in the second half of 2009, but yields on U.S. Treasury bills and other money market securities slipped to historic lows during the year, as the Federal Reserve kept its fed funds target rate in an all-time low range since the end of 2008. The Prime Reserve Portfolio, like many other money market funds throughout the mutual fund industry, recorded an extremely low return in the 6- and 12-month periods ended December 31, 2009.

Your portfolio returned 0.04% in the second half of 2009 and 0.39% for the entire year. As shown in the Performance Comparison table, the portfolio fared better than its Lipper peer group average in both periods.

Economy And Interest Rates

The longest and deepest U.S. recession since the Great Depression seems to be coming to an end. The economy, which shrank at an annualized rate of more than 5% in the fourth quarter of 2008 and in the first quarter of 2009, contracted by only 0.7% in the second quarter and grew 2.2% in the third. While national unemployment has increased to 10% and consumer spending has been restrained, job losses in recent months have been significantly lower than they were at the beginning of 2009. In addition, there are signs of stabilizing residential real estate markets in some cities, and equities have rebounded sharply from their early March 2009 lows.

As shown in the Interest Rate Levels graph, Treasury bill yields have remained extremely low throughout 2009, despite recent signs of economic improvement and heavy new issuance by the Treasury Department. Factors contributing to the low interest rate environment include continued strong demand for short-term Treasuries, low inflation, and expectations that a weak economic recovery would allow the central bank to keep short-term interest rates low. The Fed has kept the fed funds target rate in an all-time low range of 0.00% to 0.25% since the end of 2008 and seems unlikely to raise the target rate until the unemployment rate peaks and job growth resumes.

Portfolio Review

Money market yields continued their grind to lower levels as the Federal Reserve’s massively accommodative monetary policy and purchases of Treasuries, government agency debt, and agency mortgage-backed securities—also known as “quantitative easing”—remained firmly in place. Persistent demand in the face of falling supply continues to pressure all money market rates lower. As many investors still prefer the safety and liquidity of money funds, demand for money market-eligible investments remains elevated. Meanwhile, the supply of such investable assets continues to dwindle as a slowing economy creates less demand for credit. Many money market issuers have cut back on their borrowing needs, and the amount of commercial paper outstanding has fallen significantly. Even the U.S. government is expected to reduce its borrowing in the Treasury bill market in favor of longer-term financing.

A brief review of money market levels shows how low borrowing rates have fallen. Yields on Treasury bills—the most liquid of all cash investments—are most telling: 90-day Treasury bills, which six months ago yielded only 0.18%, continued to fall further and ended the period yielding 0.05%. This was also the case with 90-day agency discount notes, which fell from 0.14% to 0.03%. The market benchmark 90-day London Interbank Offered Rate (Libor) fell 34 basis points to 0.25% in the past six months. Higher-quality issues, including those in which your portfolio invests, trade at levels well below Libor. Thus, it is not surprising that yields on most money funds are quickly approaching or are now at 0.00%.

We have shifted the composition of the portfolio during the past six months to capture quickly disappearing yields. In an unusual turnabout, municipal tax-exempt yields have remained higher than most taxable yields for similar maturities. We have therefore invested nearly half of the portfolio in these opportunities. A significant portion of the portfolio is also invested in some of the higher-quality names in the banking sector, while receivables-backed issues also represent major investments.

The weighted average maturity of the portfolio remains relatively long at 57 days. This interest rate posture represents our view that the Federal Reserve will maintain exceptionally low interest rates for some time. We believe that the economy is bottoming, but outright job creation and a falling unemployment rate may be prerequisites for the Fed to begin raising short-term rates. The Fed’s massive expansion of its balance sheet through direct purchases of Treasury and agency debt has complicated the central bank’s task of ending its extraordinary support of the credit markets and the economy—the so-called “exit strategy.” How the Federal Reserve will shift to a less-accommodative monetary policy stance remains quite uncertain, but we will be watching closely in the months to come.

Outlook

As the credit crisis (hopefully) passes into history, fixed income investors will have to shift their attention from the impact of new government programs to the implications of an end of government support. We are optimistic that credit markets will be able to stand on their own and, in the case of the money markets, that a return to normal will mean better returns for investors. In any event, we will continue to invest your portfolio’s assets in money market securities with the goals of stability, quality, and liquidity as paramount, while seeking to maintain a level of income commensurate with those goals.

As always, thank you for investing with T. Rowe Price.

Respectfully submitted,

Joseph K. Lynagh
Chairman of the portfolio’s Investment Advisory Committee

January 13, 2010

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing its investment program.

Risks of Investing in Money Market Securities

Since money market portfolios are managed to maintain a constant $1.00 share price, there should be little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses if portfolio holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, the portfolio’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

Glossary

Average maturity: The average of the stated maturity dates of a bond or money market portfolio’s securities. The average maturity for a money market fund is measured in days, whereas a bond fund’s average maturity is measured in years. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes, which means greater price fluctuation.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

Libor: The London Interbank Offered Rate is a taxable money market benchmark.

Lipper average: Consists of all the mutual funds in a particular category as tracked by Lipper Inc.

Performance and Expenses
T. Rowe Price Prime Reserve Portfolio

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception (for portfolios lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from portfolio returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights
T. Rowe Price Prime Reserve Portfolio

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments‡
T. Rowe Price Prime Reserve Portfolio
December 31, 2009

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Prime Reserve Portfolio
December 31, 2009
($000s, except shares and per share amounts)

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Prime Reserve Portfolio
($000s)

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Prime Reserve Portfolio
($000s)

Year Ended 12/31/09	12/31/08
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 186	$ 1,538
Net realized gain	9	48
Increase in net assets from operations	195	1,586
Distributions to shareholders		
Net investment income	(186)	(1,538)
Capital share transactions*		
Shares sold	29,092	45,206
Distributions reinvested	183	1,534
Shares redeemed	(34,235)	(52,498)
Decrease in net assets from capital share transactions	(4,960)	(5,758)
Net Assets		
Decrease during period	(4,951)	(5,710)
Beginning of period	45,699	51,409
End of period	**$ 40,748**	**$ 45,699**
Undistributed net investment income	–	–

*Capital share transactions at net asset value of $1.00 per share

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Prime Reserve Portfolio
December 31, 2009

T. Rowe Price Fixed Income Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Prime Reserve Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on December 31, 1996. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the securities. Further, fund management believes that no events have occurred between December 31, 2009, the date of this report, and February 18, 2010, the date of issuance of the financial statements, that require adjustment of, or disclosure in, the accompanying financial statements.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly.

New Accounting Pronouncement On January 1, 2009, the fund adopted new accounting guidance that requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance, and cash flows. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund values its investments and computes its net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the 1940 Act, securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market. On December 31, 2009, all of the fund’s investments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing of the tax return but could be longer in certain circumstances.

Distributions during the years ended December 31, 2009 and December 31, 2008, totaled $186,000 and $1,538,000, respectively, and were characterized as ordinary income for tax purposes. At December 31, 2009, the tax-basis cost of investments and components of net assets were as follows:

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.55% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, custody services, and directors’ fees and expenses are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Price Associates may voluntarily waive all or a portion of its management fee to the extent necessary for the fund to maintain a zero or positive net yield. Any amounts waived under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary waiver at any time without prior notice. For the year ended December 31, 2009, the total management fees waived were $8,000.

NOTE 6 - TREASURY’S TEMPORARY GUARANTEE PROGRAM

The fund’s Board of Directors approved participation in the Temporary Guarantee Program for Money Market Funds (the program), established by the U.S. Treasury Department, through September 18, 2009. Subject to certain conditions and limitations, the program guaranteed that shareholders in the fund as of the close of business on September 19, 2008, would receive $1.00 for each fund share held. Shares not guaranteed under the program would be redeemed at net asset value per share. The guarantee applied only if a participating money market fund’s net asset value per share fell below $0.995 and the fund subsequently decided to liquidate.

In total, the fund paid $23,000, equal to 0.040% of the net asset value of the fund as of the close of business on September 19, 2008, to participate in the full 12-month term of the program that expired on September 18, 2009. The participation fees are considered an extraordinary expense for purposes of the investment management and administrative agreement, paid directly by the fund in addition to its all-inclusive annual fee. They were recognized in expenses ratably over the period of participation in the program.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price Fixed Income Series, Inc. and
Shareholders of T. Rowe Price Prime Reserve Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Prime Reserve Portfolio (one of the portfolios comprising T. Rowe Price Fixed Income Series, Inc., hereafter referred to as the “Fund”) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2010

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

About the Portfolio’s Directors and Officers

Your portfolio is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the portfolio, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the portfolio’s officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)
Year Elected*	Principal Occupation(s) During Past Five Years and Directorships of Other Public Companies

William R. Brody, M.D., Ph.D.	President and Trustee, Salk Institute for Biological Studies (2009 to present); Director, Novartis, Inc. (2009
(1944)	to present); Director, IBM (2007 to present); President and Trustee, Johns Hopkins University (1996 to 2009);
2009	Chairman of Executive Committee and Trustee, Johns Hopkins Health System (1996 to 2009)

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, The Rouse Company, real estate developers (1990
(1940)	to 2004)
2006

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to present); Director, Under Armour (2008 to pres-
(1945)	ent); Director, Vornado Real Estate Investment Trust (2004 to present); Director, Mercantile Bankshares (2002 to
1994	2007); Member, Advisory Board, Deutsche Bank North America (2004 to present); Director, Chairman of the Board, and Chief Executive Officer, The Rouse Company, real estate developers (1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm (1995 to present)
(1943)
2001

Karen N. Horn	Director, Eli Lilly and Company (1987 to present); Director, Simon Property Group (2004 to present); Director,
(1943)	Norfolk Southern (2008 to present); Director, Georgia Pacific (2004 to 2005)
2003

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2005

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Partner,
(1946)	Blackstone Real Estate Advisors, L.P. (1992 to present)
1994

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy (2008 to present); Managing Director, The Goldman
(1957)	Sachs Group, Inc. (1984 to 2008)
2009

*Each independent director oversees 124 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name (Year of Birth)
Year Elected* [Number of
T. Rowe Price Portfolios Overseen]	Principal Occupation(s) During Past Five Years and Directorships of Other Public Companies

Edward C. Bernard (1956)	Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price
2006 [124]	Group, Inc.; Chairman of the Board, Director, and President, T. Rowe Price Investment Services, Inc.; Chairman of
the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services
Limited, T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Savings Bank, and T. Rowe Price Services, Inc.;
Director, T. Rowe Price International, Inc.; Chief Executive Officer, Chairman of the Board, Director, and President,
T. Rowe Price Trust Company; Chairman of the Board, all funds

*Inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With Fixed Income Series	Principal Occupation(s)

Steve Boothe, CFA (1977)	Vice President, T. Rowe Price
Vice President

Brian J. Brennan, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price Global Investment Services
Vice President	Limited, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Steven G. Brooks, CFA (1954)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President

G. Richard Dent (1960)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President

Bridget A. Ebner (1970)	Vice President, T. Rowe Price
Assistant Vice President

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Vice President	International, Inc., and T. Rowe Price Trust Company

Alisa Fiumara-Yoch, CFA (1974)	Vice President, T. Rowe Price
Vice President

John R. Gilner (1961)	Chief Compliance Officer and Vice President, T. Rowe Price; Vice President,
Chief Compliance Officer	T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price Trust Company
Vice President

Michael J. Grogan, CFA (1971)	Vice President, T. Rowe Price
Assistant Vice President

Geoffrey M. Hardin (1971)	Vice President, T. Rowe Price; formerly Investment Analyst, Morgan Stanley
Assistant Vice President	Alternative Investment Partners Group (to 2007); Associate Portfolio
Manager, Smith Breeden Associates (to 2005)

Charles B. Hill, CFA (1961)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Treasurer	Trust Company; formerly Partner, PricewaterhouseCoopers LLP (to 2007)

Dylan Jones, CFA (1971)	Assistant Vice President, T. Rowe Price
Vice President

Keir R. Joyce, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Assistant Vice President

Alan D. Levenson, Ph.D. (1958)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and T. Rowe Price Investment
Secretary	Services, Inc.

Joseph K. Lynagh, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Executive Vice President	Trust Company

Cheryl A. Mickel, CFA (1967)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Vice President	Trust Company

David Oestreicher (1967)	Director and Vice President, T. Rowe Price Investment Services, Inc., T. Rowe
Vice President	Price Trust Company, and T. Rowe Price Services, Inc.; Vice President,
T. Rowe Price, T. Rowe Price Global Asset Management Limited, T. Rowe
Price Global Investment Services Limited, T. Rowe Price Group, Inc., T. Rowe
Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price Investment Services, Inc., and
Vice President	T. Rowe Price Services, Inc.

Daniel O. Shackelford, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Vice President	Trust Company

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President

John D. Wells (1960)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Vice President	Savings Bank

Edward A. Wiese, CFA (1959)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
President	Trust Company; Chief Investment Officer, Director, and Vice President,
T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Anthony W. Deering qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Deering is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,879,000 and $1,922,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	February 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	February 18, 2010

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	February 18, 2010